Financial result (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Finance Income Expense Explanatory [Abstract]
Summary of financial income and financial expenses

Financial income and financial expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	(Euros in thousands)		(Euros in thousands)
Change in fair value of liabilities of warrants	133	(648)	1,730	395
Interest income	4,256	6,366	9,719	12,659
Foreign currency gains	116	2,763	167	7,851
Gains on other financial instruments	49	536	799	70
Other financial income	4,421	9,665	10,685	20,580
Interest expenses	(244)	(226)	(493)	(420)
Foreign currency losses	(22,532)	(79)	(35,620)	(95)
Other financial expenses	(22,776)	(305)	(36,113)	(515)
Financial result	(18,222)	8,712	(23,698)	20,460